Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
Central Index Key	0001171061
Amendment Flag	false
Document Creation Date	Aug. 27, 2013
Document Effective Date	Sep. 01, 2013
Prospectus Date	Sep. 01, 2013
Administrative Advantage Share Summary | Dreyfus Institutional Cash Advantage Fund | Administrative Advantage Shares
Risk/Return:
Trading Symbol	DDTXX
Institutional Advantage Share Prospectus | Dreyfus Institutional Cash Advantage Fund | Institutional Advantage Shares
Risk/Return:
Trading Symbol	DADXX
Investor Advantage Share Prospectus | Dreyfus Institutional Cash Advantage Fund | Investor Advantage Shares
Risk/Return:
Trading Symbol	DIVXX
Participant Advantage Share Prospectus | Dreyfus Institutional Cash Advantage Fund | Participant Advantage Shares
Risk/Return:
Trading Symbol	DPTXX